9. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of Related Party Liabilities (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Statement [Line Items]
Related Party Liability - Amount during period		$ 313,479		$ 244,200		$ 298,435
Related Party Liability		$ 108,006		671,019
Pacific Opportunity Capital Ltd
Statement [Line Items]
Related Party Liability - Description of Services	[1]	Rent, management, accounting, marketing and financing services
Related Party Liability - Amount during period	[1]	$ 135,135		94,200		132,435
Related Party Liability		$ 64,632	[1]	534,488	[2]
Paul W. Kuhn
Statement [Line Items]
Related Party Liability - Description of Services	[3]	Consulting and share-based payment
Related Party Liability - Amount during period	[3]	$ 165,884		150,000		150,000
Related Party Liability		$ 28,916	[3]	122,140	[4]
Paul L. Nelles
Statement [Line Items]
Related Party Liability - Description of Services	[5]	Salaries and share-based payment
Related Party Liability - Amount during period	[5]	$ 12,460		0		0
Related Party Liability	[5]	$ 14,458		14,391
Paul Kuhn
Statement [Line Items]
Related Party Liability - Description of Services	[3]	Consulting services
Amount due from related party during period	[3]	$ 0		0		$ 0
Amount due from related party		$ 22,323	[6]	$ 0	[3]

[1]	Pacific Opportunity Capital Ltd., a company controlled by a director of the Company.
[2]	Includes a $56,008 advance, that is non-interest bearing without specific terms of repayment. On February 28, 2022, the Company settled $210,000 of this amount by issuing 2,800,000 shares (Note 8(c)).
[3]	(d)On June 1, 2019, the Company entered into a Contract for Services (the “Contract”) with a contractor to serve as the Company’s president and chief executive officer. The contractor is responsible for providing technical oversight and guidance, establishing corporate goals and objectives and setting and implementing corporate strategies. Pursuant to the Contract: •The contractor will receive a fee of $12,500 per month and a rent allowance of €4,000 for the first four months; •If the Company is substantially sold or has a change of control (as defined), the contractor will receive a payment equal to two years of fees; and •The contract remains effective until terminated in writing by either the Company or the contractor. The Company may terminate the contract at any time without notice or payment in lieu thereof for cause or at any time without cause by providing six months’ written notice or by paying the contractor in lieu of notice. The contractor may terminate the contract at any time by providing the Company with three months’ written notice.

During fiscal 2022, Paul Kuhn received an additional €2,500 ($3,424) for his consulting work in Kosovo as a result of past services.

[4]	On February 28, 2022, the Company settled $75,000 of this amount by issuing 1,000,000 shares (Note 8(c)).
[5]	Paul L. Nelles is a director of Innomatik.
[6]	This amount relates to PorMining paying Paul Kuhn for his technical services consulting in excess of the Contract (defined above in Note 9(d)). Such amount will be used to offset and reduce the Company's monthly fee payable to Paul Kuhn per the Contract.